CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share capital [Member]	Warrants [Member]	Share-Based Payment Reserve [Member]	Share to be Issued [Member]	Deficit [Member]	Total
Beginning balance at Mar. 31, 2023	$ 85,754,399	$ 0	$ 10,355,611	$ 472,500	$ (66,198,308)	$ 30,384,202
Beginning balance (shares) at Mar. 31, 2023	99,533,982
Stock options exercised	$ 758,000		(645,000)			$ 113,000
Stock options exercised (shares)	1,527,696					1,527,696
Shares purchased for cancellation	$ (408,853)					$ (408,853)
Shares purchased for cancellation (shares)	(245,100)					245,100
Share issued	$ 2,399					$ 2,399
Shares issued (shares)	2,999
Stock options expired			(1,280,735)		1,280,735	0
Recognition of share-based compensation			1,786,453			1,786,453
Net loss					(11,703,990)	(11,703,990)
Ending balance at Mar. 31, 2024	$ 86,105,945	0	10,216,329	472,500	(76,621,563)	20,173,211
Ending balance (shares) at Mar. 31, 2024	100,819,577
Issuance of units (shares)	2,361,500
Issuance of units	$ 2,980,213	89,737				3,069,950
Unit issue costs	(73,624)					(73,624)
Stock options exercised	$ 607,500		(375,000)			$ 232,500
Stock options exercised (shares)	1,312,751					1,312,751
Shares purchased for cancellation	$ (142,866)					$ (142,866)
Shares purchased for cancellation (shares)	(102,900)					102,900
Stock options expired			(2,808,100)		2,808,100	$ 0
Recognition of share-based compensation			1,529,934			1,529,934
Net loss					(10,039,658)	(10,039,658)
Ending balance at Mar. 31, 2025	$ 89,477,168	$ 89,737	$ 8,563,163	$ 472,500	$ (83,853,121)	$ 14,749,447
Ending balance (shares) at Mar. 31, 2025	104,390,928